Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value				¥ 107,212			¥ 80,616
Unamortized discount and debt issuance costs				756			550
Total principal amounts of unsecured senior notes				107,968			81,166
Less: current portion of principal amounts of unsecured senior notes				(9,845)
Non-current portion of principal amounts of unsecured senior notes				¥ 98,123			¥ 81,166
2014 Senior Notes
Unsecured senior notes
Principal amount | $									$ 8,000
Repayment amount | $	$ 2,250	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $								$ 7,000
2021 Senior Notes
Unsecured senior notes
Principal amount | $					$ 5,000
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,500			$ 1,500
Fixed interest rate			3.125%	3.125%		3.125%	3.125%
Carrying value				¥ 9,831			¥ 10,604
Effective interest rate			3.26%	3.26%
US$700 million 2.800% notes due 2023 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 700			$ 700
Fixed interest rate			2.80%	2.80%		2.80%	2.80%
Carrying value				¥ 4,584			¥ 4,946
Effective interest rate			2.90%	2.90%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,250			$ 2,250
Fixed interest rate			3.60%	3.60%		3.60%	3.60%
Carrying value				¥ 14,724			¥ 15,891
Effective interest rate			3.68%	3.68%
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,550			$ 2,550
Fixed interest rate			3.40%	3.40%		3.40%	3.40%
Carrying value				¥ 16,616			¥ 17,929
Effective interest rate			3.52%	3.52%
US$1,500 million 2.125% notes due 2031 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,500
Fixed interest rate			2.125%	2.125%
Carrying value				¥ 9,782
Effective interest rate			2.20%	2.20%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 700			$ 700
Fixed interest rate			4.50%	4.50%		4.50%	4.50%
Carrying value				¥ 4,545			¥ 4,906
Effective interest rate			4.60%	4.60%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000			$ 1,000
Fixed interest rate			4.00%	4.00%		4.00%	4.00%
Carrying value				¥ 6,510			¥ 7,028
Effective interest rate			4.06%	4.06%
US$1,000 million 2.700% notes due 2041 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000
Fixed interest rate			2.70%	2.70%
Carrying value				¥ 6,463
Effective interest rate			2.80%	2.80%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,750			$ 1,750
Fixed interest rate			4.20%	4.20%		4.20%	4.20%
Carrying value				¥ 11,382			¥ 12,291
Effective interest rate			4.25%	4.25%
US$1,500 million 3.150% notes due 2051 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,500
Fixed interest rate			3.15%	3.15%
Carrying value				¥ 9,764
Effective interest rate			3.19%	3.19%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000			$ 1,000
Fixed interest rate			4.40%	4.40%		4.40%	4.40%
Carrying value				¥ 6,501			¥ 7,021
Effective interest rate			4.44%	4.44%
US$1,000 million 3.250% notes due 2061 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000
Fixed interest rate			3.25%	3.25%
Carrying value				¥ 6,510
Effective interest rate			3.28%	3.28%